Principal activities and organization - Table Showing Details of VIE and its Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2012
Wanshuizhiyuan [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Shenyang Jingli [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Qingdao Kaixiang [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Shanghai Botang [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
HK Ad-Icon [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	HKSAR
Wuxi Ruizhong [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Variable Interest Entity [Member] | Jincheng [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Variable Interest Entity [Member] | Xinshichuang [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Variable Interest Entity [Member] | Haiya [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Variable Interest Entity [Member] | Shengshitongda [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Variable Interest Entity [Member] | Changsha Jingli [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC
Variable Interest Entity [Member] | Wenzhou Rigao [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity Incorporation name	PRC